Equity (Details) - Schedule of capital transactions shareholders R$ in Thousands	Jun. 30, 2021 BRL (R$)
Schedule of capital transactions shareholders [Abstract]
Consideration	R$ 165,764
Net assets acquired	(154,733)
Effect of reorganization	R$ 11,031